T. ROWE PRICE Retirement Blend 2020 Fund
February 28, 2026 Unaudited

Portfolio of Investments
(1)
(1)
$ Value
5/31/25
$ Purchase
Cost
(2)
$ Sales
Cost
(2)
Shares
$ Value
2/28/26
(Cost and value in $000s)
BOND FUNDS 46.3%
T. Rowe Price Funds:
QM U.S. Bond Index Fund  42,401 37,044 8,156 7,430,211 73,113
U.S. Limited Duration TIPS Index
Fund  34,898 34,234 6,809 6,692,393 62,039
International Bond Fund (USD
Hedged)  16,633 13,178 3,095 3,122,881 26,950
Dynamic Global Bond Fund  10,105 7,975 2,067 2,098,688 15,719
Emerging Markets Bond Fund  8,380 7,169 1,556 1,492,089 14,906
U.S. Treasury Long-Term Index
Fund  8,431 5,300 1,994 1,673,779 12,403
High Yield Fund  7,468 5,474 1,338 1,951,481 11,650
Dynamic Credit Fund  3,859 3,086 764 702,285 6,173
Floating Rate Fund  2,513 1,967 457 435,856 3,945
Total Bond Funds (Cost $223,087) 226,898
EQUITY FUNDS 50.7%
T. Rowe Price Funds:
Equity Index 500 Fund  39,337 30,686 14,739 343,893 61,495
International Equity Index Fund  20,375 14,350 5,376 1,551,986 34,128
Value Fund  14,564 11,781 2,657 499,273 26,367
Hedged Equity Fund  15,410 11,337 2,983 1,854,732 24,686
Growth Stock Fund  13,504 13,812 3,170 222,364 23,026
Real Assets Fund  10,213 7,080 4,781 815,940 17,127
International Value Equity Fund  7,896 5,372 3,144 478,755 12,744
International Stock Fund  4,874 3,749 900 356,092 8,026
Emerging Markets Discovery Stock
Fund  4,120 3,048 1,264 375,081 7,824
Emerging Markets Stock Fund  3,554 2,640 812 141,986 7,176
Mid-Cap Index Fund  4,874 3,253 1,813 297,022 6,727
Small-Cap Index Fund  3,543 2,577 1,167 321,556 5,891
Mid-Cap Value Fund  2,245 1,582 485 106,163 3,784
Mid-Cap Growth Fund  2,629 1,671 939 34,345 3,477
New Horizons Fund (3) 1,523 2,151 472 58,280 3,330
Small-Cap Value Fund  2,217 1,507 906 55,438 3,088
Total Equity Funds (Cost $201,001) 248,896

T. ROWE PRICE Retirement Blend 2020 Fund

$ Value
5/31/25
$ Purchase
Cost
(2)
$ Sales
Cost
(2)
Shares
$ Value
2/28/26
(Cost and value in $000s)
SHORT-TERM INVESTMENTS 3.0%
Money Market Funds  3.0%
T. Rowe Price U.S. Treasury
Money Fund, 3.76% (4) 12,555 13,577 11,596 14,535,890 14,536
Total Short-Term Investments (Cost $14,536) 14,536
Total Investments in Securities 100.0%
(Cost $438,624) $ 490,330
Other Assets Less Liabilities (0.0)% (132)
Net Assets 100.0% $ 490,198
(1) Each underlying Price Fund is an affiliated company; the fund is invested in the Z Class of each underlying Price Fund, except for the Transition
Fund, if held, which is a single class fund. Additional information about each underlying Price Fund is available by calling 1-877-495-1138 and at www.troweprice.com.
(2) Purchase cost and Sales cost for affiliates not held at period end totaled
$875 and $875, respectively.
(3) Non-income producing
(4) Seven-day yield

T. ROWE PRICE Retirement Blend 2020 Fund

AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the nine months ended February 28, 2026. Net realized gain (loss), investment income, and change in net unrealized gain/loss reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Funds:
Dynamic Credit Fund  $ (4) $ (8) $ 257
Dynamic Global Bond Fund  (75) (294) 433
Emerging Markets Bond Fund  (1) 913 539
Emerging Markets Discovery Stock Fund  12 1,920 304
Emerging Markets Stock Fund  6 1,794 103
Equity Index 500 Fund  768 6,211 445
Floating Rate Fund  (2) (78) 173
Growth Stock Fund  2,132 (1,120) 21
Hedged Equity Fund  926 922 278
High Yield Fund  (4) 46 505
International Bond Fund (USD Hedged)  (5) 234 619
International Equity Index Fund  14 4,779 910
International Stock Fund  416 303 191
International Value Equity Fund  53 2,620 343
Mid-Cap Growth Fund  145 116 21
Mid-Cap Index Fund  320 413 58
Mid-Cap Value Fund  110 442 62
New Horizons Fund  230 128 —
QM U.S. Bond Index Fund  (60) 1,824 1,819
Real Assets Fund  82 4,615 514
Small-Cap Index Fund  46 938 62
Small-Cap Value Fund  258 270 38
U.S. Limited Duration TIPS Index Fund  (68) (284) 1,936
U.S. Treasury Long-Term Index Fund  (91) 666 309
Value Fund  655 2,679 308
U.S. Treasury Money Fund, 3.76% — — 396
Affiliates not held at period end (2) — —
Totals $ 5,861# $ 30,049 $ 10,644+

T. ROWE PRICE Retirement Blend 2020 Fund

The accompanying notes are an integral part of this Portfolio of Investments.
# Capital gain distributions from underlying Price funds represented $6,098 of the net realized gain (loss).
+ Investment income comprised $10,644 of income distributions from underlying Price Funds.

T. ROWE PRICE Retirement Blend 2020 Fund
Unaudited
Notes to Portfolio of Investments

T. Rowe Price Retirement Funds, Inc. (the corporation) is registered under the
Investment Company Act of 1940 (the 1940 Act). The Retirement Blend 2020
Fund (the fund) is an open-end management investment company established by the corporation and follows accounting and reporting guidance of the
Financial Accounting Standards Board Accounting Standards Codification Topic
946. The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America
(GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value The fund’s financial instruments are valued at the close of the
New York Stock Exchange (NYSE), normally 4 p.m. Eastern time, each day the NYSE is open for business. The fund’s financial instruments are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors (the Board)
has designated T. Rowe Price Associates, Inc. as the fund’s valuation designee
(Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations:
assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

T. ROWE PRICE Retirement Blend 2020 Fund

Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Investments in the underlying Price Funds are valued at their closing net asset value per share on the day of valuation.
Valuation Inputs On February 28, 2026 , all of the fund’s financial instruments were classified as Level 1, based on the inputs used to determine their fair values.
OTHER MATTERS
Unpredictable environmental, political, social and economic events, including but not limited to, environmental or natural disasters, war and conflict, terrorism, geopolitical and regulatory developments (including trading and tariff arrangements), and public health epidemics or threats, may significantly affect the economy and the markets and issuers in which a fund invests. The extent and duration of such events and resulting market disruptions cannot be predicted. These and other similar events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these or such events.
F1344-054Q3 02/26